TAXATION (Tables)	12 Months Ended
Dec. 31, 2017
TAXATION
Schedule of components of pre-tax income (loss)
	For the years ended December 31,
	2015	2016	2017
Pre-tax income from domestic (PRC) entities	5,669,944	248,923,620	261,743,051
Pre-tax income (loss) from foreign (non-PRC) entities	778,156,851	(209,177,533)	(92,151,762)
Total pre-tax income	783,826,795	39,746,087	169,591,289

Schedule of components of current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income (loss)
	For the years ended December 31,
	2015	2016	2017
Current income tax expense
Domestic (PRC) entities	1,408,703	3,049,504	1,152,383
Foreign (non-PRC) entities	-	-	-
Total	1,408,703	3,049,504	1,152,383
Deferred income tax expense
Domestic (PRC) entities	-	(2,489,648)	29,066,413
Foreign (non-PRC) entities	-	-	-
Total	-	(2,489,648)	29,066,413
Income tax expense (excluding withholding tax)
Domestic (PRC) entities	1,408,703	559,855	30,218,796

Withholding tax
Foreign (non-PRC) entities	86,079,287	6,051,116	17,156,250

Total income tax expense	87,487,990	6,610,971	47,375,046

Reconciliation of the differences between statutory CIT rate and the effective tax rate
	For the Years Ended December 31,
	2015	2016	2017
Statutory income tax rate	25.0%	25.0%	25.0%
Different tax rates in other jurisdictions	(26.0)%	90.8%	13.3%
Withholding tax	10.6%	15.2%	10.1%
Permanent differences	0.1%	(17.1)%	0.9%
Change in valuation allowance	1.1%	(97.5)%	(21.2)%
Tax holiday	—	0.2%	(0.2)%
Other	0.4%	—	—
Effective tax rate	11.2%	16.6%	27.9%

Schedule of significant components of deferred tax assets
	As of December 31,
	2016	2017*
Current*
Deferred tax assets:
Accrued payroll and other expenses	598,246	-
Allowance for doubtful accounts	2,289,830	-
Deferred government grant income	2,151,411	-
Others	11,950	-
Less: valuation allowance	(3,211,464)	-
Total current deferred tax assets, net	1,839,973	-

Non-current
Deferred tax assets:
Accrued payroll and other expenses	-	38,886,321
Allowance for doubtful accounts	-	3,611,931
Net operating loss carry forwards	55,724,899	40,279,987
Less: valuation allowance	(35,963,269)	(3,143,454)
Total non-current deferred tax assets, net	19,761,630	79,634,785

Deferred tax liabilities,
Temporary difference on property and equipment	19,111,955	90,793,841
Deferred revenue	-	15,417,709
Recognition of intangible assets arisen from business combination	1,061,542	1,061,542
Total non-current deferred tax liability	20,173,497	107,273,092

* The Company has adopted ASU 2015-17 prospectively since January 1, 2017.

Classification Of Deferred Tax AssetsLiabilities ,Consolidated Balance Sheet
Classification in the consolidated balance sheets:

	As of December 31,
	2016	2017*

Current deferred tax assets, net*	1,839,973	-
Non-current deferred tax assets, net	649,675	-
Non-current deferred tax liability, net	1,061,542	27,638,307

* The Company has adopted ASU 2015-17 prospectively since January 1, 2017.

Schedule of movement of valuation allowance
	2015	2016	2017

Balance at beginning of the year	89,697,127	89,738,490	39,174,733
Additions in current year	25,374,784	3,128,771	456,508
Reversals in current year	(25,210,766)	(53,692,038)	(36,482,572)
Expirations in current year	(122,655)	(490)	(5,215)
Balance at the end of the year	89,738,490	39,174,733	3,143,454